CAPITAL MANAGEMENT (Details Narrative) - CAD ($)	Jun. 30, 2025	Jun. 30, 2024
CAPITAL MANAGEMENT
Total shareholders' equity attributable to Cordova shareholders	$ (5,805,888)	$ (3,299,990)